Principal Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Intangible assets [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Intangible assets [Member]
Summary Of Principal Accounting Policies [Line Items]
Exchange rate used for conversion of RMB into U.S. dollars in the financial statements				6.2301
Amount of cash and restricted cash held in U.S. dollars	211,017	152,538		$ 33,572	$ 24,209
Useful life of intangible assets							5 years		10 years
Display period of online recruitment services						7 days		1 year
Business tax rate	5.00%
Value added tax rate	6.00%
Advertising and promotion expenses	65,667	62,371	58,332
Net assets not distributable	516,662	516,288
Aggregate net assets not distributable as percentage of total consolidated net assets				19.40%	24.50%